Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 797,428	$ 647,235	$ 2,438,260
Accounts Receivable	7,266,366	5,679,580	5,116,533
Due From Affiliate			138,561
Deferred IPO Costs	459,638
Due From Wildman	108,476
Inventory	3,911,474	2,499,049	1,945,812
Prepaid Corporate Taxes	14,645
Prepaid Expenses	197,606	122,516	383,315
Security Deposit	355,406	324,927	1,725
Total Current Assets	13,111,039	9,273,307	10,024,206
PROPERTY AND EQUIPMENT, NET:	599,952	449,972	458,031
OTHER ASSETS:
Intangible Asset - Customer List, Net	1,983,896	2,216,128
Due From Stockholder		6,748
Right of Use Asset - Office Leases	1,169,489	1,358,517	1,622,115
Total Other Assets	3,153,385	3,581,393	1,622,115
Total Assets	16,864,376	13,304,672	12,104,352
CURRENT LIABILITIES:
Note Payable - Line of Credit	3,500,000	1,650,000	2,150,000
Current Portion of Long-Term Debt	3,858	153,133
Current Portion of Wildman Contingent Earn-Out Liability	874,882	402,730
Current Obligation under Right of Use Asset - Office Leases	305,438	299,765	356,881
Accounts Payable and Accrued Expenses	5,803,939	3,267,933	4,202,214
Accrued Payroll and Related	914,510	1,021,971	876,177
Corporate Income Taxes Payable		231,980	156,816
Deferred Income Taxes	159,838
Due to Stockholder	500,000
Unearned Revenue	620,842	564,227	362,951
Rewards Program Liability	43,878	173,270	2,069,119
Sales Tax Payable	96,014	73,010	28,179
Note Payable - Wildman	162,358	162,358
Total Current Liabilities	12,985,557	8,000,377	10,202,337
LONG-TERM LIABILITIES:
Long-Term Debt, Net of Current Portion	146,042	766,829
Long-Term Wildman Contingent Earn-Out Liability	976,078	1,850,960
Long-Term Obligation under Right of Use Asset - Office Leases	864,050	1,058,752	1,265,234
Total Long- Term Liabilities	1,986,170	3,676,541	1,265,234
DUE TO STOCKHOLDER			38,207
STOCKHOLDER’S EQUITY:
Common Stock, Value	100	100	100
Retained Earnings	1,892,549	1,627,654	598,474
Total Stockholder's Equity	1,892,649	1,627,754	598,574
Total Liabilities & Stockholder's Equity	$ 16,864,376	$ 13,304,672	$ 12,104,352